Consolidated statements of profit or loss and other comprehensive income - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue and other income
Revenue from continuing operations	$ 0	$ 0	$ 15,183,000
Other income	1,000	25,000	2,000
Finance income — bank interest	22,000	2,000	42,000
Expenses
Research and development expense	(15,564,000)	(20,169,000)	(14,541,000)
General and administrative expense	(8,583,000)	(5,113,000)	(7,020,000)
Gain/(loss) on remeasurement of contingent consideration	3,388,000	0	(2,570,000)
Commercialisation	0	(127,000)	0
Loss before income tax benefit from continuing operations	(20,736,000)	(25,382,000)	(8,904,000)
Income tax benefit	271,000	368,000	484,000
Loss after income tax benefit for the year	(20,465,180)	(25,014,055)	(8,420,000)
Items that may be reclassified subsequently to profit or loss
Net exchange difference on translation of financial statements of foreign controlled entities, net of tax	110,000	35,000	2,000
Other comprehensive income for the year, net of tax	110,000	35,000	2,000
Total comprehensive income for the year	(20,355,000)	(24,979,000)	(8,418,000)
Loss for the year is attributable to:
Owners of Kazia Therapeutics Limited	(20,465,000)	(25,014,000)	(8,420,000)
Loss after income tax benefit for the year	(20,465,180)	(25,014,055)	(8,420,000)
Total comprehensive income for the year is attributable to:
Owners of Kazia Therapeutics Limited	(20,355,000)	(24,979,000)	(8,418,000)
Total comprehensive income for the year	$ (20,355,000)	$ (24,979,000)	$ (8,418,000)
Earnings per share for loss from continuing operations attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	$ (0.1123)	$ (0.1888)	$ (0.0716)
Diluted earnings per share	(0.1123)	(0.1888)	(0.0716)
Earnings per share for loss attributable to the owners of Kazia Therapeutics Limited
Basic earnings per share	(0.1123)	(0.1888)	(0.0716)
Diluted earnings per share	$ (0.1123)	$ (0.1888)	$ (0.0716)